UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Artha Capital Management, Inc.
Address: 300 First Stamford Place
         Suite 440
         Stamford, Connecticut  06902

13F File Number:  28-11485

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Munro
Title:     Chief Financial Officer
Phone:     203.653.5305

Signature, Place, and Date of Signing:

     Robert Munro     Stamford, Connecticut     July 18, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     17

Form13F Information Table Value Total:     $158,936 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICA MOVIL S A DE C V       SPON ADR L SHS   02364W105     7467   224500 SH       SOLE                   224500
BANCO BRADESCO S A             SP ADR PFD NEW   059460303     9676   311240 SH       SOLE                   311240
BRASIL TELECOM PARTICIPACOES   SPON ADR PFD     105530109     5135   157675 SH       SOLE                   157675
CEMEX S A                      SPON ADR 5 ORD   151290889     7486   131410 SH       SOLE                   131410
FOMENTO ECONOMICO MEXICANO S   SPON ADR UNITS   344419106    25110   299926 SH       SOLE                   299926
GRUPO TELEVISA SA DE CV        SP ADR REP ORD   40049J206    10957   567450 SH       SOLE                   567450
HARMONY GOLD MNG LTD           SPONSORED ADR    413216300      824    50600 SH       SOLE                    50600
HDFC BANK LTD                  ADR REPS 3 SHS   40415F101      491     9000 SH       SOLE                     9000
ICICI BK LTD                   ADR              45104G104      475    20090 SH       SOLE                    20090
MOBILE TELESYSTEMS OJSC        SPONSORED ADR    607409109     5013   170292 SH       SOLE                   170292
OPEN JT STK CO-VIMPEL COMMUN   SPONSORED ADR    68370R109    23974   523220 SH       SOLE                   523220
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR    71654V408    24245   271470 SH       SOLE                   271470
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR    71654V101     7007    87760 SH       SOLE                    87760
TELEFONOS DE MEXICO S A        SPON ADR ORD L   879403780     4585   220100 SH       SOLE                   220100
TELEMIG CELULAR PART S A       SPON ADR PFD     87944E105     8357   236076 SH       SOLE                   236076
UNIBANCO-UNIAO DE BANCOS BRA   GDR REP PFD UT   90458E107    15868   239010 SH       SOLE                   239010
VIVO PARTICIPACOES S A         SPON ADR PFD     92855S101     2266   920960 SH       SOLE                   920960